Equity (Details)			1 Months Ended					12 Months Ended
	Sep. 12, 2021 shares	Apr. 14, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021 shares	Jul. 19, 2021 shares	Jun. 15, 2021 shares	May 18, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jan. 31, 2021 shares
Equity (Details) [Line Items]
Issuance of shares	16,560,599
Ordinary shares descrption								3,027,000 Ordinary Shares of NIS 0.01 par value were issued to the public at a price of NIS 7.07 per share. The proceeds to the Company from the initial public offering was NIS 21,401 thousand and issuance costs were $1,348 thousand. $819 thousand of the issuance costs were classified to Equity and $529 thousand were classified to profit or loss.
Option granted date	10 years
Granted employees and service providers options to purchase ordinary Shares									1,698,390
Options vest over period							2 years		2 years
Granted option shares			381,616	4,336,471				50,320
Employees and service, description			The exercise price range of the stock options is NIS 0.28 and NIS 1, respectively. The options have a contractual term of 10 years. The options will vest over a period of up to two years.2) 1,035,000 options were granted to a consultant, to purchase 1,035,000 Ordinary Shares of the Company, at an exercise price of NIS 7.07. Each option can be exercised to an Ordinary Share of the Company and have a contractual term of 10 years. The options will vest over a period of up to two years.3) 2,136,727 options were granted to members of Company management to purchase 2,136,727 Ordinary Shares of the Company, as follows: (1) 2/3 of the options at an exercise price of NIS 7.07; (2) 1/3 of the options at an exercise price of NIS 14.14. The options will vest over a period of 4 years.c) In December 2021, the Company granted 381,616 options to employees, a service provider and a consultant as follows:1) 116,236 options were granted to employees and service providers to purchase 116,236 Ordinary Shares of the Company. The exercise price range of the options is NIS 0.28 and NIS 1, respectively. The options have a contractual term of 10 years, The options will vest over a period of up to two years.2) 132,700 options were granted to a consultant, to purchase 132,700 Ordinary Shares of the Company, at an exercise price of NIS 7.07. The options have a contractual term of 10 years. The options will vest over a period of up to two years.3) 132,680 options were granted to two external directors of the Company to purchase 132,680 Ordinary Shares of the Company at an exercise price of NIS 7.07. Each option can be exercised to an Ordinary Share of the Company and have a contractual term of 4 years. The options will vest over a period of up to three years.	1) 1,164,744 options were granted to Company’s employees and service providers to purchase 1,164,744 Ordinary Shares of the Company. The exercise price range of the stock options is NIS 0.28 and NIS 1, respectively. The options have a contractual term of 10 years. The options will vest over a period of up to two years.2) 1,035,000 options were granted to a consultant, to purchase 1,035,000 Ordinary Shares of the Company, at an exercise price of NIS 7.07. Each option can be exercised to an Ordinary Share of the Company and have a contractual term of 10 years. The options will vest over a period of up to two years.3) 2,136,727 options were granted to members of Company management to purchase 2,136,727 Ordinary Shares of the Company, as follows: (1) 2/3 of the options at an exercise price of NIS 7.07; (2) 1/3 of the options at an exercise price of NIS 14.14. The options will vest over a period of 4 years.c) In December 2021, the Company granted 381,616 options to employees, a service provider and a consultant as follows:1) 116,236 options were granted to employees and service providers to purchase 116,236 Ordinary Shares of the Company. The exercise price range of the options is NIS 0.28 and NIS 1, respectively. The options have a contractual term of 10 years, The options will vest over a period of up to two years.2) 132,700 options were granted to a consultant, to purchase 132,700 Ordinary Shares of the Company, at an exercise price of NIS 7.07. The options have a contractual term of 10 years. The options will vest over a period of up to two years.
Lquidation event, percentage							16.00%
Total consideration (in Dollars) | $							$ 20.2
Fair value option shares							0
Issued and paid-up capital consolidated ratio	15
Value determined (in Dollars) | $			$ 633,000					$ 633,000
Granted to employees					351,570	351,570
Minimum [Member]
Equity (Details) [Line Items]
Exercise price range of most stock options (in New Shekels per share) | ₪ / shares		₪ 1
Maximum [Member]
Equity (Details) [Line Items]
Exercise price range of most stock options (in New Shekels per share) | ₪ / shares		₪ 28